Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	3,048	3,052	3,585
Total shares delivered (million)
Total shares delivered (in shares)	31.6	24.2	47.3
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	677	0	0
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	286	1,106	963
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	165	253	0
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	362	334	422
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	173	3	45
Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	578
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	366	0	0
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	786	767	294
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	97	415	561
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	62	174	723
Stock compensation plan | Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	(1)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	74	0	0
Bank
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	3,020	3,014	3,547
Bank | 2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	675	0	0
Bank | Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	281	1,087	948
Bank | Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	165	252	0
Bank | Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	363	337	421
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	173	3	45
Bank | Cash Retention Awards (CRA)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	574
Bank | Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	362	0	0
Bank | Stock compensation plan
Total shares delivered (million)
Total shares delivered (in shares)	30.9	23.7	46.7
Bank | Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	773	759	293
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	95	404	552
Bank | Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	62	172	716
Bank | Stock compensation plan | Performance Incentive Plans (PIP I and PIP II)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	0	0	(2)
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	71	0	0